Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2018
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of March 31, 2018 and December 31, 2017 in the condensed consolidated balance sheets are recorded as follows:

	March 31, 2018	December 31, 2017
	(in millions)
Derivatives Designated as Hedging Instruments
Assets
Foreign exchange contracts	$65	$53
Interest rate derivatives	8	7
Total Assets	$73	$60
Liabilities
Foreign exchange contracts	$(55)	$(55)
Interest rate derivatives	(21)	(16)
Total Liabilities	$(76)	$(71)
Derivatives Not Designated as Hedging Instruments
Assets
Foreign exchange contracts	$25	$13
Interest rate derivatives	6	4
Total Assets	$31	$17
Liabilities
Foreign exchange contracts	$(25)	$(22)
Interest rate derivatives	(7)	(5)
Total Liabilities	$(32)	$(27)

Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations

Pre-tax gains (losses) on the condensed consolidated statements of operations related to CNH Industrial’s derivatives for the three months ended March 31, 2018 and 2017 are recorded in the following accounts:

	Three Months Ended March 31,
	2018	2017
	(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(7)	$(4)
Gains/(losses) on hedged items—Interest expense	$7	$4
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$28	$(71)
Interest rate derivatives—accumulated other comprehensive income	$3	$35
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$—	$(1)
Foreign exchange contracts—Cost of goods sold	$12	$(14)
Foreign exchange contracts—Other, net	$5	$(3)
Interest rate derivatives—Interest expense	$(1)	$(1)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$20	$(47)

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2018 and December 31, 2017:

	Level 1		Level 2		Total
	March 31, 2018	December 31, 2017	March 31, 2018	December 31, 2017	March 31, 2018	December 31, 2017
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$90	$66	$90	$66
Interest rate derivatives	—	—	14	11	14	11
Cross currency swaps	—	—	—	—	—	—
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$104	$77	$105	$78
Liabilities
Foreign exchange derivatives	$—	$—	$(80)	$(77)	$(80)	$(77)
Interest rate derivatives	—	—	(28)	(21)	(28)	(21)
Total Liabilities	$—	$—	$(108)	$(98)	$(108)	$(98)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of March 31, 2018 and December 31, 2017 are as follows:

	March 31, 2018		December 31, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,488	$19,590	$19,795	$19,979
Debt	$24,650	$24,890	$25,895	$26,137